AMERICAN AADVANTAGE
                                MILEAGE FUNDS(R)

--------------------------------[LOGO OF EAGLE]---------------------------------

                                 ANNUAL REPORT
                               DECEMBER 31, 2002

               [GRAPHIC OF AMERICAN AADVANTAGE MILEAGE FUNDS](R)

                                                            MONEY MARKET FUNDS

                                                             MONEY MARKET FUND
                                             U.S. GOVERNMENT MONEY MARKET FUND
                                                   MUNICIPAL MONEY MARKET FUND

                          MANAGED BY AMR INVESTMENTS

ABOUT AMR INVESTMENTS
--------------------------------------------------------------------------------

AMR Investments is an experienced provider of investment advisory services to institutional and retail markets. We act as manager of the American AAdvantage Funds, a family of diversified mutual funds, and offer customized fixed income portfolio management services.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, and other institutional investors.

AMR Investments is a wholly owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc.

Incorporated in 1986, we are directly responsible for the investment management and oversight of AMR Corporation's defined benefit and defined contribution plans, as well as its fixed income investments.

CONTENTS
--------------------------------------------------------------------------------

President's Message .............................                  1

Financial Highlights

 Money Market Mileage Fund ......................                 14

 U.S. Government Money Market Mileage Fund ......                 16

 Municipal Money Market Mileage Fund ............                 17

Schedule of Investments

 Money Market Portfolio .........................                 19

 U.S. Government Money Market Portfolio .........                 22

 Municipal Money Market Portfolio ...............                 23

Additional Information ..........................  Inside Back Cover

American AAdvantage Mileage Funds                              December 31, 2002

                                                     [PHOTO OF WILLIAM F. QUINN]

FELLOW SHAREHOLDERS:

     I am pleased to present you with the Annual Report for the American AAdvantage Mileage Funds for the twelve-month period ended December 31, 2002. This has been a difficult time for investors. We experienced a third consecutive year of stock market losses, something that had not happened since World War II. Investors encountered languishing corporate profits, well-publicized corporate scandals, worsening unemployment statistics, and a potential war with Iraq. The year ended with the Fed Funds rate at an all time low of 1.25%.

     The Fed Funds rate was lowered in November by 50 basis points, which provided a slight boost to markets at year-end. It appears that the Federal Reserve is in no hurry to raise rates. Thus, we will continue to closely monitor the Federal Reserve for signs of changing interest rates and structure the Funds accordingly.

     We value the trust you have placed in the American AAdvantage Mileage Funds. I would like to emphasize that we are committed to do everything possible to continue to earn this trust by positioning the Funds to achieve their investment objectives in a sound and prudent manner.

     Please review the enclosed portfolio listings and detailed financial data. As always, we welcome the opportunity to serve your financial needs. Should you have any questions about the enclosed information, please do not hesitate to contact us at 800-967-9009. You may also access Fund and account information at www.aafunds.com. Thank you for your continued confidence in the American AAdvantage Mileage Funds.

                                               Sincerely,

                                               /s/ William F. Quinn

                                               William F. Quinn
                                               President
                                               American AAdvantage Mileage Funds

ECONOMIC OVERVIEW
================================================================================

     As 2002 began, the Federal Reserve (the "Fed") had just concluded its most aggressive reduction of the overnight rate in history. As the economy showed signs of recovery during the first quarter, investors anticipated some tightening by the Fed. However, as business spending remained sluggish, Fed policy makers chose to leave the 1.75% rate unchanged for much of the year in an attempt to avoid a "double dip" recession. Economic recovery was also hampered by corporate malfeasance and geopolitical risks. In response to the malaise hanging over the economy, President Bush initiated changes to his economic team and introduced a stimulus package that included aggressive tax cuts.
     Consumers remained resilient throughout the year, as the low interest rate environment spurred further home and auto buying as well as mortgage refinanc-ing. The capital spending sector of the economy remained stagnant, as businesses were hesitant to purchase new plants and equipment. This resulted in little or no new hiring, as evidenced by a rise in unemployment to 6.0% in December, matching an eight-year high. Other data continued to display a mixed picture at best. The holiday shopping season proved to be the worst in decades for retailers. It will take heavy post-holiday discounting to clear inventories, while decreasing profitability. Indeed, we believe it will be difficult for the recovery to gain much traction until these market indicators improve.
    The year ended with many uncertainties around the world that need to be resolved before we see investor confidence restored. A potential war with Iraq remains a real possibility, despite the efforts of United Nations weapons inspectors. Additionally, a strike in Venezuela continues in protest against President Hugo Chavez. The latest instability in North Korea has also added to global uncertainties. These events undoubtedly can have a significant impact on the U.S market, with oil prices already soaring to new highs.
    Credit concerns remain at the forefront of portfolio analysis. The debt market was forced to weather the worst year for bankruptcies in history; downgrades far outweighed upgrades. Near year-end, the Fed lowered the Fed Funds rate by 0.50% in an effort to stimulate additional consumer spending.

PERFORMANCE OVERVIEW
AMERICAN AADVANTAGE MONEY MARKET MILEAGE FUND(SM)
================================================================================

     The Money Market Mileage Fund adopted a neutral stance at the beginning of the year as potential rate hikes loomed on the horizon. It soon became evident that the economy was not recovering as expected, and a stable interest rate environment was a more likely scenario. The Fund's weighted average maturity was then extended out near 60 days by purchasing longer, fixed-rate products, primarily six-month asset-backed commercial paper. This strategy enabled the Fund to lock in higher rates, and in doing so, outperform its benchmark when the Fed lowered the overnight rate by 50 basis points at their November meeting.
      For the twelve months ended December 31, 2002, the total return of the American AAdvantage Money Market Mileage Fund-Mileage Class was 1.29%. The Fund outperformed the Lipper Money Market Instrument Average return of 1.00% by 29 basis points.

            MILEAGE CLASS TOTAL RETURNS AS OF DECEMBER 31, 2002

       [CHART OF MILEAGE CLASS TOTAL RETURNS]

            American AAdvantage        Lipper Money
               Money Market          Market Instrument
YEARS          Mileage Fund               Average
 1 Year          1.29%                    1.00%
 3 Years*        3.69%                    3.36%
 5 years*        4.20%                    3.91%
10 years*        4.38%                    4.18%

                    [END CHART]

* Annualized

                                                  ANNUALIZED TOTAL RETURNS
                                         =========================================
                                                       AS OF 12/31/02
                                         -----------------------------------------
                                         1 YEAR           5 YEARS         10 YEARS
                                         ------           -------         --------
Mileage Class (1,2)...............        1.29%             4.20%           4.38%
Platinum Class (1,3)..............        0.81%             3.72%           4.06%

1 Past performance is not indicative of future performance. An investment in this Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share it is possible to lose money by investing in this Fund.

2 The Fund's performance is derived from a combination of the Fund's performance and that of another fund (the "Companion Fund") not included in this report. The Companion Fund has been managed by AMR Investments since its inception on September 1, 1987. Like the Fund, the Companion Fund invests all of its investable assets in a corresponding Portfolio of the AMR Investment Services Trust. The performance results from inception through October 31, 1995 are those of the Companion Fund. (Results through October 31, 1991 are for the Companion Fund's Institutional Class of shares and from November 1, 1991 through October 31, 1995 are for the Companion Fund's Mileage Class of shares.) The Fund began offering it shares on November 1, 1995. Thus, performance results shown from that date through December 31, 2002 are for the Fund. Because the Companion Fund had lower expenses, its performance was better than the Fund would have realized in the same period.

3 The Fund's performance is derived from a combination of the Fund's performance and that of another fund (the "Companion Fund") not included in this report. The Companion Fund has been managed by AMR Investments since its inception on September 1, 1987. Like the Fund, the Companion Fund invests all of its investable assets in a corresponding Portfolio of the AMR Investment Services Trust. The performance results from inception through October 31, 1995 are those of the Companion Fund. (Results through October 31, 1991 are for the Companion Fund's Institutional Class of shares and from November 1, 1991 through October 31, 1995 are for the Companion Fund's Mileage Class of shares.) The Fund began offering it shares on November 1, 1995. Performance results shown from that date through January 28, 1996 are for the initial class of Fund shares. The Platinum Class of the Fund began offering its shares on January 29, 1996. Thus, performance results from that date through December 31, 2002 are for the Platinum Class of Fund shares. Because the Companion Fund and the Fund's initial class had lower expenses, their performance was better than the Fund would have realized in the same period.

PORTFOLIO STATISTICS AS OF DECEMBER 31, 2002

                                     MILEAGE CLASS      PLATINUM CLASS
                                     -------------      --------------
7-day Current Yield*                      0.92%               0.32%
7-day Effective Yield*                    0.93%               0.32%
30-day Yield*                             0.95%               0.35%
Weighted Average Maturity               37 Days             37 Days

*Annualized. You may call 1-800-388-3344 to obtain the Fund's current seven day yield.

TOP TEN HOLDINGS AS OF DECEMBER 31, 2002

American Honda Finance Corporation                                 6.2%
General Electric Capital Corporation                               5.7%
General Electric Capital Assurance Company                         5.5%
Goldman Sachs Group, LP                                            5.5%
Edison Asset Securitization                                        5.4%
National City Bank                                                 5.4%
Metropolitan Life Insurance Company                                4.6%
Stellar Funding Group, Incorporated                                4.3%
Bank One, NA                                                       4.3%
Long Lane Master Trust IV                                          3.8%

PERFORMANCE OVERVIEW
AMERICAN AADVANTAGE U.S. GOVERNMENT MONEY MARKET MILEAGE FUND(SM)
================================================================================

     With the market signaling an interest rate increase at the June Fed meeting, the U.S. Government Money Market Mileage Fund maintained a neutral weighted-average maturity early in the year. However, the economic recovery did not materialize as expected, and it became evident that the Fed would maintain a stable interest rate environment. The weighted-average maturity of the Fund was extended beyond 45 days for the remainder of the year through purchases of longer, fixed-rate notes enabling the Fund to lock in higher yields. This strategy worked well, as the Fed lowered the Fed Funds rate in November.
      For the twelve months ended December 31, 2002, the total return of the American AAdvantage U.S. Government Money Market Mileage Fund-Mileage Class was 1.06% as compared to the Lipper U.S. Government Money Market Average return of 1.08%.

   MILEAGE CLASS TOTAL RETURNS AS OF DECEMBER 31, 2002

       [CHART OF MILEAGE CLASS TOTAL RETURNS]

            American AAdvantage          Lipper
              U.S. Government        U.S. Government
               Money Market           Money Market
YEARS          Mileage Fund              Average
 1 Year          1.06%                   1.08%
 3 Years*        3.55%                   3.41%
 5 years*        4.06%                   3.97%
10 years*        4.24%                   4.14%

                  [END CHART]

* Annualized

                                             ANNUALIZED TOTAL RETURNS
                                       =====================================
                                                  AS OF 12/31/02
                                       -------------------------------------
                                       1 YEAR        5 YEARS        10 YEARS
                                       ------        -------        --------
Mileage Class (1,2)  ...........        1.06%         4.06%           4.24%
Platinum Class (1,3) ...........        0.69%         3.78%           4.10%

1 Past performance is not indicative of future performance. An investment in this Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in this Fund.

2 The Fund's performance is derived from a combination of the Fund's performance and that of another fund (the "Companion Fund") not included in this report. The Companion Fund has been managed by AMR Investments since its inception on March 2, 1992. Like the Fund, the Companion Fund invests all of its investable assets in a corresponding Portfolio of the AMR Investment Services Trust. The performance results from inception through October 31, 1995 are those of the Companion Fund. (Results through October 31, 1993 are for the Companion Fund's Institutional Class of shares and from November 1, 1993 through October 31, 1995 are for the Companion Fund's Mileage Class of shares.) The Fund began offering it shares on November
     1, 1995. Thus, performance results shown from that date through December 31, 2002 are for the Fund. Because the Companion Fund had lower expenses, its performance was better than the Fund would have realized in the same period.

3 The Fund's performance is derived from a combination of the Fund's performance and that of another fund (the "Companion Fund") not included in this report. The Companion Fund has been managed by AMR Investments since its inception on March 2, 1992. Like the Fund, the Companion Fund invests all of its investable assets in a corresponding Portfolio of the AMR Investment Services Trust. The performance results from inception through October 31, 1995 are those of the Companion Fund. (Results through October 31, 1993 are for the Companion Fund's Institutional Class of shares and from November 1, 1993 through October 31, 1995 are for the Companion Fund's Mileage Class of shares.) The Fund began offering it shares on November 1, 1995. Performance results shown from that date through October 31, 1999 are for the initial class of Fund shares. The Platinum Class of the Fund began offering its shares on November 1, 1999. Thus, performance results from that date through December 31, 2002 are for the Platinum Class of Fund shares. Because the Companion Fund and the Fund's initial class had lower expenses, their performance was better than the Fund would have realized in the same period.

PORTFOLIO STATISTICS AS OF DECEMBER 31, 2002

                                     MILEAGE CLASS      PLATINUM CLASS
                                     -------------      --------------
7-day Current Yield*                      0.35%               0.20%
7-day Effective Yield*                    0.35%               0.20%
30-day Yield*                             0.34%               0.20%
Weighted Average Maturity               41 Days             41 Days

*Annualized. You may call 1-800-388-3344 to obtain the Fund's current seven day yield.

PERFORMANCE OVERVIEW
AMERICAN AADVANTAGE MUNICIPAL MONEY MARKET MILEAGE FUND(SM)
================================================================================

     The Municipal Money Market Mileage Fund targeted a neutral weighted-average maturity early in the year in anticipation of a potential interest rate hike. However, the economic recovery did not materialize as expected and a stable interest rate environment became a more likely scenario. The average maturity was then extended through the purchase of fixed-rate notes and commercial paper enhanced by either a bank letter of credit or bond insurance. The fixed-rate note purchases enabled the Fund to lock in higher yields, which benefited the Fund when the Fed lowered the Fed Funds rate by 50 basis points at their November meeting.
     For the twelve months ended December 31, 2002, the total return of the American AAdvantage Municipal Money Market Mileage Fund-Mileage Class was
0.77% as compared to the Lipper Tax-Exempt Money Market Average return of 0.86%.

   MILEAGE CLASS TOTAL RETURNS AS OF DECEMBER 31, 2002

       [CHART OF MILEAGE CLASS TOTAL RETURNS]

            American AAdvantage          Lipper
                Municipal              Tax-Exempt
               Money Market           Money Market
YEARS          Mileage Fund              Average
 1 Year          0.77%                   0.86%
 3 Years*        2.18%                   2.21%
 5 years*        2.48%                   2.46%
10 years*        2.71%                   2.685

                   [END CHART]

* Annualized

                                                    ANNUALIZED TOTAL RETURNS
                                             =========================================
                                                         AS OF 12/31/02
                                             -----------------------------------------
                                                                                SINCE
                                             1 YEAR          5 YEARS            INCEP.
                                             ------          -------            ------
Mileage Class (1,2) ............              0.77%           2.48%              2.71%
Platinum Class (1,3) ...........              0.35%           2.17%              2.54%

1 Past performance is not indicative of future performance. An investment in this Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in this Fund.

2 The Fund's performance is derived from a combination of the Fund's performance and that of another fund (the "Companion Fund") not included in this report. The Companion Fund has been managed by AMR Investments since its inception on November 10, 1993. Like the Fund, the Companion
     Fund invests all of its investable assets in a corresponding Portfolio of the AMR Investment Services Trust. The performance results from inception through October 31, 1995 are those of the Companion Fund's Mileage Class of shares. The Fund began offering it shares on November 1, 1995. Thus, performance results shown from that date through December 31, 2002 are for the Fund. Because the Companion Fund had lower expenses, its performance was better than the Fund would have realized in the same period.

3 The Fund's performance is derived from a combination of the Fund's performance and that of another fund (the "Companion Fund") not included in this report. The Companion Fund has been managed by AMR Investments since its inception on November 10, 1993. Like the Fund, the Companion Fund invests all of its investable assets in a corresponding Portfolio of the AMR Investment Services Trust. The performance results from inception through October 31, 1995 are those of the Companion Fund's Mileage Class of shares. The Fund began offering it shares on November 1, 1995. Performance results shown from that date through October 31, 1999 are for the initial class of Fund shares. The Platinum Class of the Fund began offering its shares on November 1, 1999. Thus, performance results from that date through December 31, 2002 are for the Platinum Class of Fund shares. Because the Companion Fund and the Fund's initial class had lower expenses, their performance was better than the Fund would have realized in the same period.

PORTFOLIO STATISTICS AS OF DECEMBER 31, 2002

                                     MILEAGE CLASS      PLATINUM CLASS
                                     -------------      --------------
7-day Current Yield*                      0.98%               0.38%
7-day Effective Yield*                    0.98%               0.39%
30-day Yield*                             0.72%               0.14%
Weighted Average Maturity               19 Days             19 Days

*Annualized. You may call 1-800-388-3344 to obtain the Fund's current seven day yield.

TOP TEN HOLDINGS AS OF DECEMBER 31, 2002

Brazos Harbor Industrial Development Corporation                   6.2%
State of Texas Tax and Revenue                                     5.4%
Finance Authority of Maine                                         5.4%
Alachua County, Florida Housing Financial Authority                4.4%
Claremore Industrial and Redevelopment Authority                   4.2%
Florida Municipal Power Agency Commercial Paper Notes              3.9%
Mansfield, Texas Industrial Development Corporation                3.7%
Gilliam County, Oregon Solid Waste Disposal Rev Bonds              3.6%
Michigan Strategic Fund                                            3.6%
Michigan Higher Education Student Loan Authority                   3.3%

                 REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

Shareholders and Board of Trustees
American AAdvantage Money Market Mileage Fund
American AAdvantage U.S. Government Money Market Mileage Fund
American AAdvantage Municipal Money Market Mileage Fund

We have audited the accompanying statements of assets and liabilities of the American AAdvantage Money Market Mileage Fund, the American AAdvantage U.S. Government Money Market Mileage Fund, and the American AAdvantage Municipal Money Market Mileage Fund, (collectively, "the Funds") (separate funds comprising the American AAdvantage Mileage Funds) as of December 31, 2002, and the related statements of operations, the statements of changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 2002, by correspondence with the custodian and brokers or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective American AAdvantage Mileage Funds at December 31, 2002, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

                                                           /s/ ERNST & YOUNG LLP

Dallas, Texas
February 14, 2003

AMERICAN AADVANTAGE MILEAGE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2002
================================================================================

                                                                                               U.S. GOVERNMENT          MUNICIPAL
                                                                         MONEY MARKET           MONEY MARKET          MONEY MARKET
                                                                         ============          ===============        =============
                                                                                        (IN THOUSANDS, EXCEPT SHARE
                                                                                            AND PER SHARE AMOUNTS)
ASSETS:
      Investment in Portfolio, at value ............................    $     618,742           $     27,068          $      32,452
      Receivable for fund shares sold ..............................               80                      1                     24
                                                                        -------------           ------------          -------------
            TOTAL ASSETS ...........................................          618,822                 27,069                 32,476
                                                                        -------------           ------------          -------------
LIABILITIES:
      Payable for fund shares redeemed .............................                1                      -                      2
      Distribution fees payable ....................................              131                      6                      7
      Management and administrative services
         fees payable (Note 2) .....................................              355                      6                      7
      Other liabilities ............................................              209                     16                     32
                                                                        -------------           ------------          -------------
            TOTAL LIABILITIES ......................................              696                     28                     48
                                                                        -------------           ------------          -------------
NET ASSETS .........................................................    $     618,126           $     27,041          $      32,428
                                                                        =============           ============          =============
ANALYSIS OF NET ASSETS:
      Paid-in-capital ..............................................          618,126                 27,041                 32,428
                                                                        -------------           ------------          -------------
NET ASSETS .........................................................    $     618,126           $     27,041          $      32,428
                                                                        =============           ============          =============
Shares outstanding (no par value):
      Mileage Class: ...............................................       63,884,417             19,635,513             24,910,508
                                                                        =============           ============          =============
      Platinum Class: ..............................................      554,243,007              7,405,087              7,517,011
                                                                        =============           ============          =============
Net asset value, offering and redemption price per share:
      Mileage Class: ...............................................    $        1.00           $       1.00          $        1.00
                                                                        =============           ============          =============
      Platinum Class: ..............................................    $        1.00           $       1.00          $        1.00
                                                                        =============           ============          =============

                              See accompanying notes
--------------------------------------------------------------------------------

AMERICAN AADVANTAGE MILEAGE FUNDS
STATEMENTS OF OPERATIONS
Year Ended December 31, 2002
================================================================================

                                                                                               U.S. GOVERNMENT         MUNICIPAL
                                                                          MONEY MARKET           MONEY MARKET         MONEY MARKET
                                                                          ============         ===============        =============
                                                                                                (IN THOUSANDS)
INVESTMENT INCOME ALLOCATED FROM PORTFOLIO:
     Interest income ...............................................     $      13,072           $        622         $         489
     Portfolio expenses ............................................              (734)                   (40)                  (40)
                                                                         -------------           ------------         -------------
           NET INVESTMENT INCOME ALLOCATED FROM PORTFOLIO ..........            12,338                    582                   449
                                                                         -------------           ------------         -------------
FUND EXPENSES:
     Management fees (Note 2) ......................................               682                     33                    33
     Administrative service fees - Platinum Class (Note 2) .........             3,697                     74                    44
     Transfer agent fees - Mileage Class ...........................               115                     42                    46
     Transfer agent fees - Platinum Class ..........................                42                      1                     1
     Professional fees .............................................                50                      4                     2
     Registration fees and expenses  ...............................                29                     23                    25
     Distribution fees - Mileage Class (Note 2)  ...................               181                     51                    63
     Distribution fees - Platinum Class (Note 2) ...................             1,527                     31                    18
     Accounting expenses ...........................................                16                      9                    11
     Other expenses ................................................                82                     10                     6
                                                                         -------------           ------------         -------------
           TOTAL FUND EXPENSES .....................................             6,421                    278                   249
                                                                         -------------           ------------         -------------
LESS REIMBURSEMENT OF FUND EXPENSES (NOTE 2) .......................                 6                     11                    19
                                                                         -------------           ------------         -------------
           NET FUND EXPENSES .......................................             6,415                    267                   230
                                                                         -------------           ------------         -------------
NET INVESTMENT INCOME ..............................................             5,923                    315                   219
                                                                         -------------           ------------         -------------
REALIZED GAIN ALLOCATED FROM PORTFOLIO:
     Net realized gain on investments ..............................                 3                      3                     -
                                                                         -------------           ------------         -------------
           NET GAIN ON INVESTMENTS .................................                 3                      3                     -
                                                                         -------------           ------------         -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............     $       5,926           $        318         $         219
                                                                         =============           ============         =============

                              See accompanying notes
--------------------------------------------------------------------------------

AMERICAN AADVANTAGE MILEAGE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                                                U.S. GOVERNMENT               MUNICIPAL
                                                      MONEY MARKET                MONEY MARKET              MONEY MARKET
                                             ============================    ======================    ======================
                                                       YEAR ENDED                  YEAR ENDED                YEAR ENDED
                                                      DECEMBER 31,                DECEMBER 31,              DECEMBER 31,
                                             ============================    ======================    ======================
                                                 2002             2001         2002          2001        2002        2001
                                             ------------       ---------    --------      --------    ---------   -----------
                                                                                 (IN THOUSANDS)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
    Net investment income .................  $      5,923       $  26,702    $    315      $  1,151    $     219   $       857
    Net realized gain on investments ......             3             108           3             8            -             -
                                             ------------       ---------    --------      --------    ---------   -----------
         NET INCREASE IN NET ASSETS
            RESULTING FROM OPERATIONS .....         5,926          26,810         318         1,159          219           857
                                             ------------       ---------    --------      --------    ---------   -----------
DISTRIBUTIONS TO SHAREHOLDERS:
    Net investment income -
       Mileage Class ......................          (936)         (3,804)       (223)         (737)        (194)         (703)
    Net investment income -
       Platinum Class .....................        (4,988)        (22,898)        (92)         (414)         (25)         (154)
    Net realized gain on investments -
       Mileage Class  .....................             -             (13)         (2)           (5)           -             -
    Net realized gain on investments -
       Platinum Class .....................            (3)            (95)         (1)           (3)           -             -
                                             ------------       ---------    --------      --------    ---------   -----------
         DISTRIBUTIONS TO SHAREHOLDERS ....        (5,927)        (26,810)       (318)       (1,159)        (219)         (857)
                                             ------------       ---------    --------      --------    ---------   -----------
CAPITAL SHARE TRANSACTIONS:
    Proceeds from sales of shares .........       239,488         440,895      55,481        51,772       35,403        73,249
    Reinvestment of dividends
       and distributions ..................         5,915          26,772         317         1,158          218           836
    Cost of shares redeemed  ..............      (392,212)       (444,122)    (63,458)      (48,979)     (37,450)      (76,688)
                                             ------------       ---------    --------      --------    ---------   -----------
         NET INCREASE (DECREASE) IN
            NET ASSETS FROM CAPITAL
            SHARE TRANSACTIONS ............      (146,809)         23,545      (7,660)        3,951       (1,829)       (2,603)
                                             ------------       ---------    --------      --------    ---------   -----------
NET INCREASE (DECREASE) IN NET ASSETS .....      (146,810)         23,545      (7,660)        3,951       (1,829)       (2,603)
NET ASSETS:
    Beginning of period. ..................       764,936         741,391      34,701        30,750       34,257        36,860
                                             ------------       ---------    --------      --------    ---------   -----------
    END OF PERIOD .........................  $    618,126       $ 764,936    $ 27,041      $ 34,701    $  32,428    $   34,257
                                             ============       =========    ========      ========    =========    ==========

                             See accompanying notes
--------------------------------------------------------------------------------

AMERICAN AADVANTAGE MILEAGE FUNDS
NOTES TO FINANCIAL STATEMENTS
December 31, 2002
================================================================================

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     American AAdvantage Mileage Funds (the "Trust") is organized as a Massachusetts business trust under a Declaration of Trust dated February 14, 1995 and is registered under the Investment Company Act of 1940 (the "Act"), as amended, as a no load, open-end management investment company with separate series. The following series are included in this report: American AAdvantage Money Market Mileage Fund, American AAdvantage U.S. Government Money Market Mileage Fund and American AAdvantage Municipal Money Market Mileage Fund (each a "Fund" and collectively the "Funds"). The Funds commenced active operations on November 1, 1995. The U.S. Government Money Market and Municipal Money Market Mileage Funds commenced sales of a second class of shares designated as "Platinum Class" on November 1, 1999. At the same time, the existing shares of the U.S. Government Money Market and Municipal Money Market Mileage Funds were redesignated as "Mileage Class" shares.

     Each Fund invests all of its investable assets in the corresponding portfolio of the AMR Investment Services Trust, an open-end diversified management investment company, as follows:

AMERICAN AADVANTAGE:                         --> INVESTS ASSETS IN -->        AMR INVESTMENT SERVICES TRUST:
--------------------                                                          ------------------------------
Money Market Mileage Fund                                                     Money Market Portfolio
U.S. Government Money Market Mileage Fund                                     U.S. Government Money Market Portfolio
Municipal Money Market Mileage Fund                                           Municipal Money Market Portfolio

     Each AMR Investment Services Trust Portfolio has the same investment objectives as its corresponding Fund. The value of such investment reflects each Fund's proportionate interest in the net assets of the corresponding portfolio (8.55%, 5.75% and 28.95% at December 31, 2002 of the AMR Investment Services Trust Money Market, U.S. Government Money Market and Municipal Money Market Portfolios, respectively) (each a "Portfolio" and collectively the "Portfolios"). The financial statements of the Portfolios are included elsewhere in this report and should be read in conjunction with the Funds' financial statements.

     AMR Investment Services, Inc. (the "Manager") is a wholly-owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. ("American"), and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.

     The following is a summary of the significant accounting policies followed by the Funds.

  Valuation of Investments

     Valuation of securities by the Portfolios is discussed in Note 1 of the Portfolios' Notes to Financial Statements which are included elsewhere in this report.

  Investment Income and Dividends to Shareholders

     Each Fund records its share of net investment income (loss) and realized gain (loss) in the Portfolio each day. All net investment income (loss) and realized gain (loss) of each Portfolio are allocated pro rata among the corresponding Fund and other investors in each Portfolio at the time of such determination. The Funds generally declare dividends daily from net investment income and net short-term capital gain, if any, payable monthly.

     Dividends are determined in accordance with income tax principles which may treat certain transactions differently than accounting principles generally accepted in the United States.

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE MILEAGE FUNDS
NOTES TO FINANCIAL STATEMENTS - CONTINUED
December 31, 2002
================================================================================

  Federal Income and Excise Taxes

     It is the policy of each of the Funds to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all net investment income as well as any net realized capital gains on the sale of investments. Therefore, no federal income or excise tax provision is required.

     All dividends paid by the Municipal Money Market Mileage Fund were "exempt
- interest dividends" and therefore are 100% free of any regular federal income tax. Approximately 19% of interest earned was derived from investments in certain private activity bonds for purposes of the federal alternative minimum tax calculation.

  Expenses

     Expenses directly attributable to a Fund are charged to that Fund's operations. Expenses directly attributable to a Class of shares are charged to that Class. Expenses incurred by the Trust with respect to any two or more of the Funds are allocated in proportion to the net assets of each Fund, except where allocations of direct expenses to each Fund can otherwise be made fairly. Each share of each Fund, regardless of class, bears equally those expenses that are allocated to the Fund as a whole.

  Valuation of Shares

     The price per share is calculated separately for each class of each Fund on each day on which shares are offered for sale and orders accepted or upon receipt of a redemption request. With respect to a class of a Fund, price per share is computed by dividing the value of the Class' pro rata allocation of the Fund's investments and other assets, less liabilities, by the number of Class shares outstanding.

  Use of Estimates

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

2.   TRANSACTIONS WITH AFFILIATES

  Management Agreement

     The Manager and the Trust entered into a Management Agreement which obligates the Manager to provide or oversee administrative and management services to the Funds. As compensation for performing the duties required under the Management Agreement, the Manager receives an annualized fee of .10% of the average daily net assets of each of the Funds.

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE MILEAGE FUNDS
NOTES TO FINANCIAL STATEMENTS - CONTINUED
December 31, 2002
================================================================================

  Administrative Services Plan

     The Trust has adopted an Administrative Services Plan with respect to the Platinum Class of the Funds. As compensation for providing administrative services, the Manager receives an annual fee of .65% of the average daily net assets of each of the Platinum Classes of the Funds. Prior to June 3, 2002, the Platinum Classes of the Funds paid an annualized fee of .55% to the Manager.

  Distribution Plan

     The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. A separate plan has been adopted by the Mileage Class and Platinum Class of the Funds. Under each Plan, as compensation for distribution assistance, the Manager receives an annual fee of .25% of the average daily net assets of each Class or Fund. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance. During the year ended December 31, 2002, the Manager waived distribution fees as follows:

FUND                                                                                  AMOUNT
----                                                                                  ------
Money Market Mileage Fund
   Mileage Class ..................................................................  $  6,192
   Platinum Class .................................................................       184
U.S. Government Money Market Mileage Fund
   Mileage Class ..................................................................     3,584
   Platinum Class .................................................................     7,730
Municipal Money Market Mileage Fund
   Mileage Class ..................................................................    13,221
   Platinum Class .................................................................     5,550

  Other

     Certain officers or trustees of the Trust are also current or former officers or employees of the Manager or American. The Trust makes no direct payments to its officers. Unaffiliated trustees and their spouses are provided free unlimited air transportation on American. However, the Trust compensates each trustee with payments in an amount equal to the trustee's income tax on the value of this free airline travel. Retired trustees and their spouses receive American Airlines flight benefits, plus reimbursement of any tax liability relating to such benefits, up to a maximum annual value of $40,000. One trustee, as a retiree of American, already receives flight benefits. This trustee receives an annual retainer of $40,000 plus $1,250 for each Board meeting attended. For the year ended December 31, 2002, the cost of air transportation was not material to any of the Funds.

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE MILEAGE FUNDS
NOTES TO FINANCIAL STATEMENTS - CONTINUED
December 31, 2002
================================================================================

3.   CAPITAL SHARE TRANSACTIONS

     The tables below summarizes the activity in capital shares of the Funds (in thousands). Each share of the Funds is valued at $1.00:

Year Ended December 31, 2002
----------------------------

                                                                        U.S. GOVERNMENT                       MUNICIPAL
                                      MONEY MARKET                        MONEY MARKET                       MONEY MARKET
                                      MILEAGE FUND                        MILEAGE FUND                       MILEAGE FUND
                             ===============================    ===============================    ================================
                             MILEAGE CLASS    PLATINUM CLASS    MILEAGE CLASS    PLATINUM CLASS    MILEAGE CLASS     PLATINUM CLASS
                             -------------    --------------    -------------    --------------    -------------     --------------
Shares sold ............        64,014           175,474           38,380            17,101            24,143             11,260
Reinvestment of
   dividends ...........           925             4,990              224                93               193                 25
Shares redeemed ........       (87,964)         (304,248)         (36,766)          (26,692)          (25,219)           (12,231)
                              --------          --------          -------           -------           -------            -------
Net increase (decrease)
   in capital shares
   outstanding .........       (23,025)         (123,784)           1,838            (9,498)             (883)              (946)
                              ========          ========          =======           =======           =======            =======

Year Ended December 31, 2001
----------------------------

                                                                        U.S. GOVERNMENT                       MUNICIPAL
                                      MONEY MARKET                        MONEY MARKET                       MONEY MARKET
                                      MILEAGE FUND                        MILEAGE FUND                       MILEAGE FUND
                             ===============================    ===============================    ================================
                             MILEAGE CLASS    PLATINUM CLASS    MILEAGE CLASS    PLATINUM CLASS    MILEAGE CLASS     PLATINUM CLASS
                             -------------    --------------    -------------    --------------    -------------     --------------
Shares sold ............        98,169            342,726           19,000           32,772            58,082             15,167
Reinvestment of
   dividends ...........         3,779             22,993              740              418               682                154
Shares redeemed ........      (112,736)          (331,386)         (20,343)         (28,636)          (61,943)           (14,745)
                              --------           --------          -------          -------           -------            -------
Net increase (decrease)
   in capital shares
   outstanding .........       (10,788)            34,333             (603)           4,554            (3,179)               576
                               =======           ========          =======          =======           =======            =======

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE MONEY MARKET MILEAGE FUNDS
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)
================================================================================

                                                                              MILEAGE CLASS
                                          =======================================================================================
                                                                                      TWO MONTHS               YEAR ENDED
                                                   YEAR ENDED DECEMBER 31,              ENDED                  OCTOBER 31,
                                          =======================================    DECEMBER 31,      ==========================
                                              2002          2001          2000           1999              1999           1998
                                          -----------    ----------    ----------    -----------       -----------    -----------
Net asset value, beginning of
   period. ............................   $      1.00    $     1.00    $     1.00    $      1.00       $      1.00    $      1.00
                                          -----------    ----------    ----------    -----------       -----------    -----------
Income from investment
   operations:
       Net investment income(A) .......          0.01          0.04          0.06           0.01              0.05           0.05
       Less dividends from net
          investment income ...........         (0.01)        (0.04)        (0.06)         (0.01)            (0.05)         (0.05)
                                          -----------    ----------    ----------    -----------       -----------    -----------
Net asset value, end of period ........   $      1.00    $     1.00    $     1.00    $      1.00       $      1.00    $      1.00
                                          ===========    ==========    ==========    ===========       ===========    ===========
Total return ..........................          1.29%         3.76%         6.07%          0.89%(B)          4.74%          5.18%
                                          ===========    ==========    ==========    ===========       ===========    ===========
Ratios and supplemental data:
       Net assets, end of period
          (in thousands) ..............   $    63,884    $   86,910    $   97,698    $   112,653       $   124,703    $   114,844
       Ratios to average net assets
          (annualized)(A)
             Expenses .................          0.63%         0.63%         0.61%          0.57%             0.59%          0.66%
             Net investment
                income ................          1.29%         3.74%         5.87%          5.30%             4.63%          5.07%
             Decrease reflected in
                above ratio due to
                absorption of expenses
                by the manager ........             -             -             -              -                 -           0.03%

--------------------
(A) The per share amounts and ratios reflect income and expenses assuming inclusion of each Fund's proportionate share of the income and expenses of the respective AMR Investment Services Portfolio.

(B) Not annualized.

--------------------------------------------------------------------------------

================================================================================

                                  PLATINUM CLASS
======================================================================================
                                             TWO MONTHS             YEAR ENDED
          YEAR ENDED DECEMBER 31,               ENDED               OCTOBER 31,
=========================================    DECEMBER 31,    =========================
   2002           2001           2000           1999            1999              1998
-----------    -----------    -----------    -----------     -----------    ----------
$      1.00    $      1.00    $      1.00    $      1.00     $      1.00    $     1.00
-----------    -----------    -----------    -----------     -----------    ----------

       0.01           0.03           0.05           0.01            0.04          0.05

      (0.01)         (0.03)         (0.05)         (0.01)          (0.04)        (0.05)
-----------    -----------    -----------    -----------     -----------    ----------
$      1.00    $      1.00    $      1.00    $      1.00     $      1.00    $     1.00
===========    ===========    ===========    ===========     ===========    ==========
       0.81%          3.32%          5.57%          0.80%(B)        4.22%         4.74%
===========    ===========    ===========    ===========     ===========    ==========

$   554,242    $   678,026    $   643,693    $   442,218     $   342,192    $   73,875

       1.10%          1.06%          1.08%          1.09%           1.09%         1.09%

       0.82%          3.26%          5.46%          4.80%           4.17%         4.64%

          -              -              -           0.01%              -          0.03%

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE U.S. GOVERNMENT MONEY MARKET MILEAGE FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)
================================================================================

                                                                             MILEAGE CLASS
                                      ============================================================================================
                                                                                       TWO MONTHS              YEAR ENDED
                                                YEAR ENDED DECEMBER 31,                   ENDED                OCTOBER 31,
                                      ==========================================       DECEMBER 31,     ==========================
                                         2002            2001            2000              1999            1999            1998
                                      ----------      ----------      ----------        ----------      ----------      ----------
Net asset value,
   beginning of period ............   $     1.00      $     1.00      $     1.00        $     1.00      $     1.00      $     1.00
                                      ----------      ----------      ----------        ----------      ----------      ----------
Income from investment
   operations:
       Net investment
          income(A) ...............         0.01            0.04            0.06              0.01            0.04            0.05
       Less dividends from
          net investment
          income ..................        (0.01)          (0.04)          (0.06)            (0.01)          (0.04)          (0.05)
                                      ----------      ----------      ----------        ----------      ----------      ----------
Net asset value, end of
   period .........................   $     1.00      $     1.00      $     1.00        $     1.00      $     1.00      $     1.00
                                      ==========      ==========      ==========        ==========      ==========      ==========
Total return ......................         1.06%           3.72%           5.93%             0.87%(C)        4.50%           5.13%
                                      ==========      ==========      ==========        ==========      ==========      ==========
Ratios and supplemental data:
       Net assets, end of
          period (in thousands)       $   19,636      $   17,798      $   18,400        $   29,407      $   34,059      $   33,713
       Ratios to average
          net assets
          (annualized)(A)
          Expenses ................         0.79%           0.62%           0.62%             0.62%           0.62%           0.62%
          Net investment income             1.06%           3.66%           5.72%             5.17%           4.41%           5.02%
          Decrease reflected in
             above ratio due to
             absorption of expenses
             by the manager .......         0.01%           0.08%           0.26%             0.16%           0.10%           0.04%

                                                           PLATINUM CLASS(B)
                                       ========================================================
                                                                                    TWO MONTHS
                                               YEAR ENDED DECEMBER 31,                ENDED
                                       =======================================     DECEMBER 31,
                                        2002           2001            2000            1999
                                       -------      ----------      ----------     ------------
Net asset value,
     beginning of period ...........   $  1.00      $     1.00      $     1.00     $       1.00
                                       -------      ----------      ----------     ------------
Income from
    investment operations:
       Net investment
          income(A) ................      0.01            0.03            0.05             0.01
       Less dividends from
          net investment
          income ...................     (0.01)          (0.03)          (0.05)           (0.01)
                                       -------      ----------      ----------     ------------
Net asset value,
   end of period ...................   $  1.00      $     1.00      $     1.00     $       1.00
                                       =======      ==========      ==========     ============
Total return .......................      0.69%           3.22%           5.47%            0.80%(C)
                                       =======      ==========      ==========     ============
Ratios and supplemental data:
       Net assets, end of
          period (in thousands)        $ 7,405      $   16,903      $   12,350     $          1
       Ratios to average
          net assets
          (annualized) A
          Expenses .............          1.15%           1.10%           1.10%            1.10%
          Net investment income           0.74%           3.11%           5.55%            4.69%
          Decrease reflected in
             above ratio due to
             absorption of expenses
             by the manager ........      0.06%           0.08%           0.14%            0.20%

--------------------
(A) The per share amounts and ratios reflect income and expenses assuming inclusion of each Fund's proportionate share of the income and expenses of the respective AMR Investment Services Portfolio.

(B) The Platinum Class of the U.S. Government Money Market Mileage Fund commenced active operations on November 1, 1999 and at that time the existing shares of the Fund were designated as Mileage Class Shares.

(C) Not annualized.

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE MUNICIPAL MONEY MARKET MILEAGE FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)
================================================================================

                                                                              MILEAGE CLASS
                                      ============================================================================================
                                                                                       TWO MONTHS              YEAR ENDED
                                                YEAR ENDED DECEMBER 31,                   ENDED                OCTOBER 31,
                                      ==========================================       DECEMBER 31,     ==========================
                                         2002            2001            2000              1999            1999            1998
                                      ---------        ---------      ----------        ----------      ----------      ----------
Net asset value,
    beginning of period ...........   $    1.00        $    1.00      $     1.00        $     1.00      $     1.00      $     1.00
                                      ---------        ---------      ----------        ----------      ----------      ----------
Income from investment
   operations:
       Net investment
          income (A) ..............        0.01             0.02            0.04              0.01            0.03            0.03
       Less dividends from
          net investment
          income ..................       (0.01)           (0.02)          (0.04)            (0.01)          (0.03)          (0.03)
                                      ---------        ---------      ----------        ----------      ----------      ----------
Net asset value,
     end of period ................   $    1.00        $    1.00      $     1.00        $     1.00      $     1.00      $     1.00
                                      =========        =========      ==========        ==========      ==========      ==========
Total return ......................        0.77%            2.17%           3.63%             0.55%(C)        2.69%           3.16%
                                      =========        =========      ==========        ==========      ==========      ==========
Ratios and supplemental data:
       Net assets, end of
          period (in thousands) ...   $  24,911        $  25,792      $   28,971        $   28,693      $   28,338      $   24,742
       Ratios to average
          net assets
          (annualized)(A)
          Expenses ................        0.74%            0.65%           0.61%             0.57%           0.64%           0.65%
          Net investment income            0.77%            2.15%           3.58%             3.27%           2.64%           3.12%
          Decrease reflected in
             above ratio due to
             absorption of expenses
             by the manager .......        0.05%            0.13%           0.01%                -            0.08%           0.18%

                                                         PLATINUM CLASS(B)
                                         ===================================================
                                                                                 TWO MONTHS
                                              YEAR ENDED DECEMBER 31,              ENDED
                                         ==================================     DECEMBER 31,
                                           2002         2001         2000           1999
                                         --------     --------     --------      -----------
Net asset value,
     beginning of period ...........     $   1.00     $   1.00     $   1.00      $      1.00
                                         --------     --------     --------      -----------
Income from
     investment operations:
       Net investment
          income (A) ...............            -         0.02         0.03             0.01
       Less dividends from
          net investment
          income ...................            -        (0.02)       (0.03)           (0.01)
                                         --------     --------     --------      -----------
Net asset value,
     end of period .................     $   1.00     $   1.00     $   1.00      $      1.00
                                         ========     ========     ========      ===========
Total return .......................         0.35%        1.72%        3.05%            0.45%(C)
                                         ========     ========     ========      ===========
Ratios and supplemental data:
       Net assets, end of
          period (in thousands) ....     $  7,517     $  8,464     $  7,889      $         1
       Ratios to average
          net assets
          (annualized) (A)
          Expenses .................         1.16%        1.10%        1.10%            1.10%
          Net investment income              0.34%        1.72%        3.29%            2.74%
          Decrease reflected in
             above ratio due to
             absorption of expenses
             by the manager ........         0.07%        0.13%        0.06%            0.17%

--------------------
(A) The per share amounts and ratios reflect income and expenses assuming inclusion of each Fund's proportionate share of the income and expenses of the respective AMR Investment Services Portfolio.

(B) The Platinum Class of the Municipal Money Market Mileage Fund commenced active operations on November 1, 1999 and at that time the existing shares of the Fund were designated as Mileage Class shares.

(C) Not annualized.

--------------------------------------------------------------------------------

                 REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

Shareholders and Board of Trustees
AMR Investment Services Money Market Portfolio
AMR Investment Services U.S. Government Money Market Portfolio
AMR Investment Services Municipal Money Market Portfolio

We have audited the accompanying statements of assets and liabilities of the AMR Investment Services Money Market Portfolio, the AMR Investment Services U.S. Government Money Market Portfolio, and the AMR Investment Services Municipal Money Market Portfolio (collectively, "the Portfolios") (separate portfolios comprising the AMR Investment Services Trust), including the schedules of investments, as of December 31, 2002, and the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 2002, by correspondence with the custodian and brokers or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Portfolios of the AMR Investment Services Trust at December 31, 2002, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

                                                        /s/ ERNST & YOUNG LLP

Dallas, Texas
February 14, 2003

AMR INVESTMENT SERVICES MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2002
================================================================================

                                                                             PAR
                                                                            AMOUNT            VALUE
                                                                        --------------    -------------
                                                                            (DOLLARS IN THOUSANDS)
VARIABLE RATE CERTIFICATES OF DEPOSIT AND BANK NOTES - 18.96%
Bank of America Corporation, 1.75%, Due 2/4/2003 ....................   $       35,500    $      35,503
Bank One, NA,
  1.86%, Due 4/7/2003 ...............................................           25,000           25,011
  1.95%, Due 4/24/2003 ..............................................           45,000           45,022
  1.59%, Due 8/21/2003 ..............................................           25,000           25,031
  1.49%, Due 9/17/2003 ..............................................          213,000          213,201
Bank of New York, 1.87%, Due 10/20/2003 .............................          100,000          100,062
Branch Banking & Trust Company, 2.67%, Due 2/10/2003 ................          205,000          204,996
National City Bank,
  1.50%, Due 3/17/2003 ..............................................           48,000           48,013
  1.88%, Due 4/17/2003 ..............................................           20,000           20,007
  1.46%, Due 6/13/2003 ..............................................           85,000           85,033
  1.42%, Due 11/14/2003 .............................................           35,000           35,017
  1.37%, Due 12/9/2003 ..............................................          200,000          199,981
Spintab-Swedmortgage AB, 1.40%, Due 2/12/2003 .......................           72,000           71,999
Suntrust Bank, NA,
  1.47%, Due 5/23/2003 ..............................................           20,000           20,007
  1.51%, Due 9/5/2003 ...............................................           11,100           11,111
US Bank, NA, 1.86%, Due 10/29/2003 ..................................           50,000           50,034
Wachovia Bank, NA,
  1.58%, Due 2/18/2003 ..............................................           67,000           67,018
  1.58%, Due 3/19/2003 ..............................................           20,000           20,008
  1.49%, Due 6/4/2003  ..............................................           70,000           70,034
  1.56%, Due 6/18/2003 ..............................................           25,000           25,022
                                                                                          -------------
     TOTAL VARIABLE RATE CERTIFICATES OF DEPOSIT AND BANK NOTES .....                         1,372,110
                                                                                          -------------
PROMISSORY NOTES - 5.53%
Goldman Sachs Group, LP, 1.37%, Due 3/28/2003 .......................          400,000          400,000
                                                                                          -------------
     TOTAL PROMISSORY NOTES .........................................                           400,000
                                                                                          -------------
FUNDING AGREEMENTS - 13.13%

VARIABLE RATE
General Electric Capital Assurance Company, (Note A)
  1.80%, Due 2/3/2003 ...............................................          150,000          150,000
  1.50%, Due 12/2/2003 ..............................................          250,000          250,000
Metropolitan Life Insurance Company,  (Note A)
  1.79%, Due 7/18/2003 ..............................................          135,000          135,000
  1.51%, Due 11/21/2003 .............................................          195,000          195,000
                                                                                          -------------
     TOTAL VARIABLE RATE ............................................                           730,000
                                                                                          -------------
FIXED RATE
Security Life of Denver, 1.52%, Due 1/17/2003 .......................          220,000          220,000
                                                                                          -------------
     TOTAL FIXED RATE ...............................................                           220,000
                                                                                          -------------
     TOTAL FUNDING AGREEMENTS .......................................                           950,000
                                                                                          -------------
ASSET-BACKED COMMERCIAL PAPER, 144A (NOTES E AND F) - 26.98%
Delaware Funding Corporation, 1.38%, Due 1/9/2003 ...................          100,000           99,969
Edison Asset Securitization,
  1.69%, Due 2/14/2003 ..............................................          295,000          294,391
  1.33%, Due 4/11/2003 ..............................................          100,000           99,631
Golden Funding Corporation,
  1.37%, Due 1/24/2003 ..............................................           39,569           39,534
  1.37%, Due 2/11/2003 ..............................................           19,031           19,001
  1.37%, Due 2/20/2003 ..............................................           25,185           25,137
Jupiter Asset Securitization Corporation,
  1.38%, Due 1/8/2003  ..............................................          100,000           99,973
  1.35%, Due 1/10/2003 ..............................................           93,642           93,610

                              See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2002
================================================================================

                                                                            PAR
                                                                           AMOUNT            VALUE
                                                                       --------------    --------------
                                                                            (DOLLARS IN THOUSANDS)
Kittyhawk Funding Corporation,
  1.39%, Due 1/14/2003 ..............................................  $      133,288    $      133,221
  1.37%, Due 1/23/2003 ..............................................          77,284            77,219
Long Lane Master Trust IV,
  1.42%, Due 1/6/2003 ...............................................          34,785            34,778
  1.44%, Due 1/6/2003 ...............................................          43,495            43,486
  1.41%, Due 1/7/2003 ...............................................          17,777            17,773
  1.42%, Due 1/10/2003 ..............................................          70,000            69,975
  1.42%, Due 1/16/2003 ..............................................          35,000            34,979
  1.39%, Due 1/21/2003 ..............................................          30,216            30,193
  1.39%, Due 1/29/2003 ..............................................          15,050            15,034
  1.41%, Due 1/29/2003 ..............................................           2,928             2,925
  1.40%, Due 1/31/2003 ..............................................          27,700            27,668
Moat Funding LLC,
  1.85%, Due 1/24/2003 ..............................................          22,300            22,274
Scaldis Capital LLC,
  1.40%, Due 1/24/2003 ..............................................          30,000            29,973
  1.40%, Due 1/27/2003 ..............................................          46,543            46,496
  1.40%, Due 1/28/2003 ..............................................          11,495            11,483
  1.53%, Due 3/26/2003 ..............................................          17,115            17,054
  1.51%, Due 4/11/2003 ..............................................          73,459            73,151
  1.51%, Due 4/14/2003 ..............................................          61,294            61,029
  1.51%, Due 4/17/2003 ..............................................          17,547            17,469
Sigma Financial, Incorporated,
  1.34%, Due 1/10/2003 ..............................................          10,800            10,796
  1.84%, Due 1/24/2003 ..............................................          93,000            92,891
Stellar Funding Group, Incorporated,
  1.38%, Due 1/2/2003 ...............................................          71,731            71,728
  1.38%, Due 1/3/2003 ...............................................          55,910            55,906
  1.38%, Due 1/6/2003 ...............................................          36,383            36,376
  1.37%, Due 1/30/2003 ..............................................         146,875           146,713
                                                                                         --------------
     TOTAL ASSET-BACKED COMMERCIAL PAPER ............................                         1,951,836
                                                                                         --------------
COMMERCIAL PAPER (NOTE F) - 3.03%
General Electric Capital Corporation,
 1.50%, Due 3/12/2003 ...............................................          95,000            94,723
 1.32%, Due 4/15/2003 ...............................................         125,000           124,523
                                                                                         --------------
     TOTAL COMMERCIAL PAPER .........................................                           219,246
                                                                                         --------------
MEDIUM-TERM NOTES - 18.70%

FIXED RATE
General Electric Capital Corporation, 7.00%, Due 2/3/2003 ...........          11,500            11,556
                                                                                         --------------
     TOTAL FIXED RATE ...............................................                            11,556
                                                                                         --------------
VARIABLE RATE

American Honda Finance Corporation, 144A (Note E)
  1.40%, Due 2/25/2003 ..............................................          70,000            70,000
  1.35%, Due 5/13/2003 ..............................................         100,000           100,000
  1.37%, Due 5/14/2003 ..............................................         200,000           200,000
  1.48%, Due 6/11/2003 ..............................................          10,000            10,004
  1.40%, Due 11/26/2003 .............................................          50,000            49,991
  1.62%, Due 12/5/2003 ..............................................          15,000            15,031
Associates Corporation of North America, 1.86%, Due 5/8/2003 ........          46,505            46,553
Bank of America Corporation,
  1.84%, Due 7/7/2003 ...............................................          53,000            53,024
Citigroup, Incorporated, 1.89%, Due 7/17/2003 .......................         190,000           190,151

                              See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS - CONTINUED
December 31, 2002
================================================================================

                                                                              PAR
                                                                             AMOUNT             VALUE
                                                                        ---------------     --------------
                                                                              (DOLLARS IN THOUSANDS)
Credit Suisse First Boston,
   2.03%, Due 4/28/2003 ..............................................  $        25,000     $       25,017
   2.29%, Due 4/25/2003 ..............................................           95,200             95,346
   2.34%, Due 7/18/2003 ..............................................           13,200             13,238
General Electric Capital Corporation, 1.44%, Due 1/17/2004 ...........          180,000            180,000
JP Morgan Chase and Company,
   1.90%, Due 1/30/2003 ..............................................           36,700             36,705
   1.53%, Due 2/28/2003 ..............................................           20,000             20,005
   1.51%, Due 3/14/2003 ..............................................           20,000             20,006
Morgan Stanley Dean Witter Company,
   1.62%, Due 2/21/2003 ..............................................           15,000             15,005
   1.61%, Due 3/6/2003 ...............................................           10,000             10,004
Salomon Smith Barney Holdings,
   1.62%, Due 2/11/2003 ..............................................           41,300             41,312
   2.08%, Due 4/28/2003 ..............................................           40,500             40,538
   1.80%, Due 5/7/2003 ...............................................           12,250             12,259
   1.72%, Due 6/6/2003 ...............................................           20,000             20,030
   2.12%, Due 7/24/2003 ..............................................           17,000             17,031
   1.55%, Due 12/19/2003 .............................................           35,000             35,055
Wells Fargo & Company, 1.47%, Due 3/31/2003 ..........................           25,000             25,007
                                                                                            --------------
      TOTAL VARIABLE RATE ............................................                           1,341,312
                                                                                            --------------
      TOTAL MEDIUM-TERM NOTES ........................................                           1,352,868
                                                                                            --------------
REPURCHASE AGREEMENTS (NOTES C AND D) - 7.13%
Banc of America Securities, LLC, 1.26%, Due 1/2/2003 .................          215,000            215,000
Credit Suisse First Boston Corporation, 1.25%, Due 1/2/2003 ..........          221,076            221,076
UBS Securities, LLC, 1.27%, Due 1/2/2003 .............................           80,000             80,000
                                                                                            --------------
      TOTAL REPURCHASE AGREEMENTS ....................................                             516,076
                                                                                            --------------
                                                                             SHARES
                                                                        ---------------
OTHER SHORT-TERM INVESTMENTS - 11.95%
AIM Liquid Assets ....................................................        1,906,273              1,906
Deutsche Cash Reserves ...............................................      100,000,000            100,000
Federated Prime Obligations Fund .....................................      265,000,000            265,000
One Group Money Market Institutional Shares ..........................      498,000,999            498,001
                                                                                            --------------
      TOTAL OTHER SHORT-TERM INVESTMENTS .............................                             864,907
                                                                                            --------------
TOTAL INVESTMENTS - 105.41% (COST $7,627,043) ........................                           7,627,043
                                                                                            --------------
LIABILITIES, NET OF OTHER ASSETS - (5.41%) ...........................                            (391,372)
                                                                                            --------------
TOTAL NET ASSETS - 100% ..............................................                      $    7,235,671
                                                                                            ==============

--------------------
Based on the cost of investments of $7,627,043 for federal income tax purposes at December 31, 2002, there was no unrealized appreciation or depreciation of investments.

(A) Obligation is subject to an unconditional put back to the issuer with ninety calendar days notice.
(B) Obligation is subject to a credit quality put back to the issuer with seven calendar days notice.
(C) Repurchase agreements are fully collateralized by U.S. Treasury or Government agency securities. All collateral is held at a tri-party bank. The collateral is monitored daily by the Portfolio so that its market value exceeds the carrying value of the repurchase agreement.
(D) Collateral held at Bank of New York for Banc of America Securities, LLC, 5.00% - 6.50%, Due 12/1/2017 - 8/1/2032, Total Value $219,300; and at Chase
    Manhattan Bank and Trust for Credit Suisse First Boston Corporation, 2.75% - 6.50%, Due 8/15/04 - 12/16/05, Total Value - $225,501; and UBS Securities,
    LLC, 6.00% - 8.00%, Due 3/1/2032 -11/01/2032, Total Value - $81,605.
(E) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $2,396,862 or 33.13% of net assets.
(F) Rates associated with money market securities represent discount rate at time of purchase.

ABBREVIATIONS:

AB - Company
AG - Company
LLC - Limited Liability Company
LP - Limited Partnership
NA - National Association

                              See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2002
================================================================================

                                                                             PAR
                                                                            AMOUNT            VALUE
                                                                        --------------    -------------
                                                                            (DOLLARS IN THOUSANDS)
REPURCHASE AGREEMENTS (NOTES A AND B) - 49.06%
Bank of America Securities, LLC, 1.26%, Due 1/2/2003 ................   $      105,000    $     105,000
Credit Suisse First Boston Corporation, 1.25%, Due 1/2/2003 .........           20,905           20,905
UBS Securities, LLC, 1.27%, Due 1/2/2003 ............................          105,000          105,000
                                                                                          -------------
      TOTAL REPURCHASE AGREEMENTS ...................................                           230,905
                                                                                          -------------
U.S. GOVERNMENT AGENCY INSTRUMENTS - 41.49%
Federal Farm Credit Bank,
   Discount Note, 1.34%, Due 4/14/2003 ..............................            3,044            3,032
   Discount Note, 1.32%, Due 5/1/2003 ...............................           15,475           15,630
Federal Home Loan Bank,
   Discount Note, 1.27%, Due 1/2/2003 (Note C) ......................           25,000           24,999
   Agency Note, 1.33%, Due 1/13/2003 ................................           10,000           10,012
   Agency Note, 1.76%, Due 12/8/2003, Callable 2/12/2003 ............           15,000           15,000
   Floating Rate Note, 1.27%, Due 2/19/2003 .........................           20,000           20,000
   Discount Note, 1.34%, Due 7/17/2003 (Note C) .....................            2,100            2,085
Federal Home Loan Mortgage Corporation, (Note C)
   Discount Note, 1.80%, Due 1/8/2003 ...............................           15,000           14,995
   Discount Note, 1.28%, Due 1/21/2003 ..............................            5,921            5,917
   Discount Note, 1.24%, Due 1/28/2003 ..............................           25,000           24,977
   Discount Note, 1.87%, Due 4/24/2003 ..............................           10,000            9,941
   Discount Note, 1.32%, Due 5/15/2003 ..............................            6,505            6,650
   Discount Note, 1.32%, Due 6/25/2003 ..............................            5,000            4,968
   Discount Note, 1.76%, Due 7/17/2003 ..............................           10,000            9,904
Federal National Mortgage Association, (Note C)
   Discount Note, 1.28%, Due 3/12/2003 ..............................           12,337           12,306
   Discount Note, 1.67%, Due 8/22/2003 ..............................           15,000           14,838
                                                                                          -------------
      TOTAL U.S. GOVERNMENT AGENCY INSTRUMENTS ......................                           195,254
                                                                                          -------------
                                                                            SHARES
                                                                        --------------
SHORT-TERM INVESTMENTS - 9.35%
AIM Government Money Market Fund ....................................       22,000,000           22,000
One Group Government Money Market Fund ..............................       22,000,000           22,000
                                                                                          -------------
      TOTAL SHORT-TERM INVESTMENTS ..................................                            44,000
                                                                                          -------------
TOTAL INVESTMENTS - 99.90% (COST $470,159) ..........................                           470,159
                                                                                          -------------
OTHER ASSETS, NET OF LIABILITIES - 0.10% ............................                               478
                                                                                          -------------
TOTAL NET ASSETS - 100% .............................................                     $     470,637
                                                                                          =============

--------------------
Based on the cost of investments of $470,159 for federal income tax purposes at December 31, 2002, there was no unrealized appreciation or depreciation of investments.

(A) Repurchase agreements are fully collateralized by U.S. Treasury or Government agency securities. All collateral is held at a tri-party bank. The collateral is monitored daily by the Portfolio so that its market value exceeds the carrying value of the repurchase agreement.
(B) Collateral held at Bank of New York for Banc of America Securities, LLC, 6.00% - 6.50%, Due 7/1/2017 - 12/1/2032, Total Value - $107,100; and at
    Chase Manhattan Bank and Trust for Credit Suisse First Boston Corporation, 6.50%, Due 8/15/2004, Total Value - $21,327; and UBS Securities, LLC, 6.00%,
    Due 4/1/2014 and 6.50% - 7.00%, Due 4/1/2009 - 4/1/2032, Total Value
    - $107,100.
(C) Rates represent discount rate.

                              See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES MUNICIPAL MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2002
================================================================================

                                                                                                      PAR
                                                                                                     AMOUNT             VALUE
                                                                                                   -----------       -----------
                                                                                                      (DOLLARS IN THOUSANDS)
MUNICIPAL OBLIGATIONS - 89.89%
COMMERCIAL PAPER (NOTE A) - 11.86%
Florida Municipal Power Agency Notes, Series A (Initial Pooled Loan Project), 1.60%,
   Due 1/14/2003, LOC First Union National Bank .................................................  $     4,400       $     4,400
Montgomery County, Pennsylvania Industrial Development Authority, Pollution Control Revenue
   Refunding Bonds, Series 1994A (PECO Energy Company Project), 1.05%, Due 1/8/2003,
   LOC Bank One Illinois ........................................................................        3,000             3,000
Montgomery County, Pennsylvania Industrial Development Pollution Control Revenue Bonds,
   Series 1996 (Peco Energy Project), 1.01%, Due 1/7/2003, LOC Canadian Imperial
   Bank of Commerce .............................................................................        1,400             1,400
Purdue University Dormitory System Tax Exempt Notes, Series 2000, 1.70%,
   Due 1/28/2003, LOC Wachovia  .................................................................        3,000             3,000
Sarasota County Public Hospital District, Variable Rate Demand Hospital Revenue Bonds,
   Series A (Sarasota Memorial Hospital Project), 1.05%, Due 1/14/2003, LOC Suntrust Bank .......        1,500             1,500
                                                                                                                     -----------
     TOTAL COMMERCIAL PAPER .....................................................................                         13,300
                                                                                                                     -----------
TAX AND REVENUE ANTICIPATION NOTES (NOTE A) - 5.40%
State of Texas Tax and Revenue Anticipation Notes, 2.75%, Due 8/29/2003 .........................        6,000             6,051
                                                                                                                     -----------
     TOTAL TAX AND REVENUE ANTICIPATION NOTES ...................................................                          6,051
                                                                                                                     -----------
DEMAND OBLIGATIONS (NOTE A) - 72.63%
FIXED RATE - 1.26%
School District of Palm Beach County, Florida, General Obligation Refunding Bonds, Fixed Rate,
   Series 2002A, 3.50%, Due 8/1/2003, Bond Insurance - FGIC .....................................        1,400             1,414
                                                                                                                     -----------
     TOTAL FIXED RATE ...........................................................................                          1,414
                                                                                                                     -----------
VARIABLE RATE - 71.37%
ALABAMA - 0.62%
Industrial Development Board of Phenix City, Alabama, Enviromental Improvement
   Revenue Bonds, Series 1993A (Mead Coated Board Project), 1.69%, Due 6/1/2028,
   LOC Toronto Dominion Bank ....................................................................          700               700
                                                                                                                     -----------
     TOTAL ALABAMA ..............................................................................                            700
                                                                                                                     -----------
COLORADO - 2.94%
Moffat County, Colorado Pollution Control Revenue Bonds, Series 1984 (Ute Electric Company
   Project), Bond Insurance - Ambac Assurance Corporation, 1.80%, Due 7/1/2010,
   SPA Societe Generale .........................................................................        3,300             3,300
                                                                                                                     -----------
     TOTAL COLORADO .............................................................................                          3,300
                                                                                                                     -----------
FLORIDA - 4.37%
Alachua County, Florida Housing Financial Authority, Multifamily Housing Revenue Bonds,
   Series 2001 (University Cove Apartment Project), 1.70%, Due 6/15/2034,
   LOC Southtrust Bank, NA ......................................................................        4,900             4,900
                                                                                                                     -----------
     TOTAL FLORIDA ..............................................................................                          4,900
                                                                                                                     -----------
GEORGIA - 3.05%
Clayton County, Georgia Housing Authority, Series B (Kimberly Forest Apartments Project),
   Bond Insurance - Financial Security Assurance, 1.60%, Due 1/1/2021, SPA Societe Generale......          915               915
Urban Residential Finance Authority of the City of Atlanta, Georgia Multifamily Housing Revenue
   Bonds, Series 1996 (New Community at East Lake Phase I Project), 1.65%, Due 11/1/2028,
   LOC Bank of America Corporation ..............................................................        2,500             2,500
                                                                                                                     -----------
     TOTAL GEORGIA ..............................................................................                          3,415
                                                                                                                     -----------

                              See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES MUNICIPAL MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS - CONTINUED
December 31, 2002
================================================================================

                                                                                                      PAR
                                                                                                     AMOUNT             VALUE
                                                                                                   -----------       -----------
                                                                                                      (DOLLARS IN THOUSANDS)
ILLINOIS - 3.14%
Illinois Development Finance Authority Revenue Bonds, Series 1995B (Royal Continental Box
   Project), 1.68%, Due 4/1/2010, LOC LaSalle Bank, NA.........................................    $     2,450       $     2,450
Solid Waste Disposal Facility Revenue Bonds for the County of Lake, Illinois, Series 1996
   (Countryside Landfill Inc. Project), 1.70%, Due 4/1/2021, LOC JP Morgan Chase Bank .........          1,070             1,070
                                                                                                                     -----------
    TOTAL ILLINOIS ............................................................................                            3,520
                                                                                                                     -----------
INDIANA - 3.21%
City of Elkhart, Indiana Industrial Development Authority Revenue Bonds, Series 2002
   (KibbeChem, Inc. Project), 1.68%, Due 6/1/2027, LOC LaSalle Bank, NA .......................          2,600             2,600
Fort Wayne, Indiana Industrial Economic Development Revenue Bonds, Series 1989
   (ND-Tech Corporation Project), 1.65%, Due 7/1/2009, LOC Societe Generale ...................          1,000             1,000
                                                                                                                     -----------
    TOTAL INDIANA .............................................................................                            3,600
                                                                                                                     -----------
KENTUCKY -1.43%
County of Carroll, Kentucky, Solid Waste Disposal Revenue Bonds, Series 2001 (North American
   Stainless, LLC Project), 1.60%, Due 5/1/2031, LOC Fifth Third Bank .........................          1,600             1,600
                                                                                                                     -----------
    TOTAL KENTUCKY ............................................................................                            1,600
                                                                                                                     -----------
LOUISIANA - 1.42%
Calcasieu Parish Public Trust Authority, Waste Disposal Revenue Bonds, Series 1997 (WPT
   Corporation Project), 1.70%, Due 12/1/2027, LOC JP Morgan Chase Bank........................          1,589             1,589
                                                                                                                     -----------
    TOTAL LOUISIANA ...........................................................................                            1,589
                                                                                                                     -----------
MAINE - 5.35%
Finance Authority of Maine Revenue Bonds, Series 2002 (Jackson Laboratory Project), 1.60%,
   Due 7/1/2031, LOC Fleet National Bank ......................................................          6,000             6,000
                                                                                                                     -----------
    TOTAL MAINE ...............................................................................                            6,000
                                                                                                                     -----------
MICHIGAN - 6.87%
Michigan Higher Education Student Loan Authority Revenue Bonds, Bond Insurance -
   Ambac Assurance Corporation, Series XII-X, 1.65%, Due 9/1/2031, SPA Lloyds..................          3,700             3,700
Michigan Strategic Fund, Solid Waste Disposal Revenue Bonds, Series 1990 (Grayling
   Generating Station Project), 1.60%, Due 1/1/2014, LOC Barclays Bank, PLC....................          4,000             4,000
                                                                                                                     -----------
    TOTAL MICHIGAN ............................................................................                            7,700
                                                                                                                     -----------
MISSOURI - 1.34%
Industrial Development Authority of Saint Charles, Missouri Revenue Bonds, Series 1997 (Moson
   Holdings/Eclochen, Inc. Project), 1.65%, Due 10/1/2012, LOC Bank of America Corporation ....          1,500             1,500
                                                                                                                     -----------
    TOTAL MISSOURI ............................................................................                            1,500
                                                                                                                     -----------
OHIO - 1.52%
Ohio Water Development Authority, Environmental Improvement Revenue Bonds, Series 2000B
   (Waste Management, Incorporated, Project), 1.75%, Due 7/1/2020, LOC Fleet National Bank.....          1,700             1,700
                                                                                                                     -----------
    TOTAL OHIO ................................................................................                            1,700
                                                                                                                     -----------
OKLAHOMA - 4.16%
Claremore Industrial and Redevelopment Authority, Development Revenue Bonds, Series 2001
   (Whirlwind Steel Buildings, Inc. Project), 1.65%, Due 9/1/2019, LOC JP Morgan Chase Bank....          4,665             4,665
                                                                                                                     -----------
    TOTAL OKLAHOMA.............................................................................                            4,665
                                                                                                                     -----------
OREGON - 3.57%
Gilliam County, Oregon Solid Waste Disposal Revenue Bonds, Series 2002 (Waste Management,
   Inc. Project), 1.60%, Due 7/1/2029, LOC JP Morgan Chase Bank................................          4,000             4,000
                                                                                                                     -----------
    TOTAL OREGON ..............................................................................                            4,000
                                                                                                                     -----------

                              See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES MUNICIPAL MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS - CONTINUED
December 31, 2002
================================================================================

                                                                                                          PAR
                                                                                                         AMOUNT        VALUE
                                                                                                       -----------  -----------
                                                                                                        (DOLLARS IN THOUSANDS)
PENNSYLVANIA - 4.89%
Berks County Industrial Development Authority Manufacturing Facilities Revenue Bonds, Series 1995
   (Grafika Commerial Printing Inc.), 1.70%, Due 9/1/2010, LOC First Union National Bank ..........    $     1,485  $     1,485
Chartiers Valley, Pennsylvania Industrial and Commercial Development Authority Commercial
   Development Bonds (William Penn Plaza Project), 1.50%, Due 12/1/2016, LOC PNC Bank, NA .........          1,000        1,000
Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds,
   Series 2001A (Reliant Energy - Seward, LLC Project), 1.60%, Due 12/1/2036, LOC
   Westdeutsche Landesbank ........................................................................          3,000        3,000
                                                                                                                    -----------
     TOTAL PENNSYLVANIA ...........................................................................                       5,485
                                                                                                                    -----------
SOUTH CAROLINA - 1.52%
South Carolina JOBS Economic Development Authority Revenue Bonds, Series 1998 (Klockner
   Namasco Corporation Project), 1.65%, Due 4/1/2008, LOC Bayeriche Landesbank ....................          1,700        1,700
                                                                                                                    -----------
     TOTAL SOUTH CAROLINA .........................................................................                       1,700
                                                                                                                    -----------
TEXAS - 12.58%
Brazos Harbor Industrial Development Corporation Solid Waste Disposal Revenue Bonds,
   Series 2002 (Republic Waste Services of Texas, Ltd. Project), 1.65%, Due 12/1/2024, LOC
   Bank of America Corporation ....................................................................          7,000        7,000
Gulf Coast Waste Disposal Authority (Texas), Enviromental Facilities Revenue Bonds, Series 2002
   (Waste Corporation of Texas, L.P. Project), 1.75%, Due 9/1/2022, LOC - Wells Fargo Texas .......          3,000        3,000
Mansfield, Texas Industrial Development Corporation Revenue Bonds, Series 1986 (Pier 1 Imports
   Texas Incorporated Project), 1.68%, Due 11/1/2026, LOC Bank One, Texas, NA .....................          4,100        4,100
                                                                                                                    -----------
     TOTAL TEXAS ..................................................................................                      14,100
                                                                                                                    -----------
VERMONT - 1.25%
Vermont Industrial Development Authority, Series 1990 (Ryegate Project), 1.64%, Due 12/1/2015, LOC
   ABN/AMRO Holding, N.V ..........................................................................          1,400        1,400
                                                                                                                    -----------
     TOTAL VERMONT ................................................................................                       1,400
                                                                                                                    -----------
WASHINGTON - 4.57%
Pierce County, Washington Economic Development Corporation Dock & Wharf Facilities Revenue
   Bonds, Series 1995 (SCS Industries Project), 1.65%, Due 7/1/2030, LOC Bank of Nova Scotia ......          3,585        3,585
Pierce County, Washington Economic Development Corporation Revenue Bonds, Series 1994
   (T.C. Products Incorporated Project), 1.65%, Due 10/1/2014, LOC First Union National Bank ......          1,535        1,535
                                                                                                                    -----------
     TOTAL WASHINGTON .............................................................................                       5,120
                                                                                                                    -----------
WISCONSIN - 3.57%
City of Whitewater, Wisconsin Industrial Development Revenue Bonds, Series 1989 (MacLean-
   Fogg Company Project), 1.65%, Due 12/1/2009, LOC Bank of America Corporation....................          1,000        1,000
City of Whitewater, Wisconsin, Variable/Fixed Rate Demand Industrial Development Revenue Bonds,
   Series 1997 (HUSCO International, Incorporated Project), 1.68%, Due 12/1/2012,
   LOC LaSalle Bank, NA ...........................................................................          3,000        3,000
                                                                                                                    -----------
     TOTAL WISCONSIN ..............................................................................                       4,000
                                                                                                                    -----------
     TOTAL VARIABLE RATE ..........................................................................                      79,994
                                                                                                                    -----------
     TOTAL DEMAND OBLIGATIONS .....................................................................                      81,408
                                                                                                                    -----------
     TOTAL MUNICIPAL OBLIGATIONS ..................................................................                     100,759
                                                                                                                    -----------

                              See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES MUNICIPAL MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS - CONTINUED
December 31, 2002
================================================================================

                                                                                                      SHARES            VALUE
                                                                                                   -----------       -----------
                                                                                                      (DOLLARS IN THOUSANDS)
OTHER INVESTMENTS - 9.92%
ACM Institutional Reserves Tax-Free Portfolio .............................................           882,501        $       883
Dreyfus Municipal Cash Management Plus ....................................................                76                  -
Federated Municipal Obligations Fund ......................................................         4,995,385              4,995
Provident Muni Cash Fund ..................................................................         5,258,197              5,258
         TOTAL OTHER INVESTMENTS ..........................................................                               11,136
                                                                                                                     -----------
TOTAL INVESTMENTS (NOTE A) - 99.81% (Cost $111,895) .......................................                              111,895
                                                                                                                     -----------
OTHER ASSETS, NET OF LIABILITIES - 0.19% ..................................................                                  215
                                                                                                                     -----------
TOTAL NET ASSETS - 100% ...................................................................                          $   112,110
                                                                                                                     ===========

--------------------
Based on the cost of investments of $111,895 for federal income tax purposes at December 31, 2002, there was no unrealized appreciation or depreciation of investments.

(A) Rates associated with money market securities represent yield to maturity or yield to next reset date.

ABBREVIATIONS:

FGIC - Financial Guaranty Insurance Company
LOC - Letter of Credit
MBIA - Municipal Bond Investors Assurance
NV - Company
SPA - Support Agreement

                              See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES TRUST PORTFOLIOS
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2002
================================================================================

                                                                                            U.S. GOVERNMENT     MUNICIPAL
                                                                             MONEY MARKET     MONEY MARKET     MONEY MARKET
                                                                             ------------   ---------------    ------------
                                                                                            (IN THOUSANDS)
ASSETS:
    Investments in securities at value (cost - $7,110,967;
       $239,254, $111,895, respectively) ...............................     $  7,110,967       $ 239,254        $ 111,895
    Repurchase agreements (cost - $516,076; $230,905; $0,
       respectively) ...................................................          516,076         230,905                -
    Cash ...............................................................            1,314               -                -
    Dividends and interest receivable...................................            8,317             517              233
                                                                             ------------       ---------        ---------
           TOTAL ASSETS ................................................        7,636,674         470,676          112,128
                                                                             ------------       ---------        ---------
LIABILITIES:
    Payable for investments purchased ..................................          400,000               -                -
    Management and investment advisory fees payable (Note 2) ...........              775              32               11
    Other liabilities ..................................................              228               7                7
                                                                             ------------       ---------        ---------
           TOTAL LIABILITIES ...........................................          401,003              39               18
                                                                             ------------       ---------        ---------
NET ASSETS APPLICABLE TO INVESTORS' BENEFICIAL INTERESTS ...............     $  7,235,671       $ 470,637        $ 112,110
                                                                             ============       =========        =========

                              See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES TRUST PORTFOLIOS
STATEMENTS OF OPERATIONS
Year Ended December 31, 2002
================================================================================

                                                                                            U.S. GOVERNMENT     MUNICIPAL
                                                                             MONEY MARKET     MONEY MARKET     MONEY MARKET
                                                                             ============   ===============    ============
                                                                                             (IN THOUSANDS)
INVESTMENT INCOME:
     Interest income ...................................................     $    175,633      $      7,319     $     1,801
                                                                             ------------      ------------     -----------
           TOTAL INVESTMENT INCOME .....................................          175,633             7,319           1,801
                                                                             ------------      ------------     -----------
EXPENSES:
     Management and investment advisory fees (Note 2) ..................            9,133               399             120
     Custodian fees ....................................................              326                57              22
     Professional fees .................................................              130                 4               -
     Other expenses ....................................................              187                19               3
                                                                             ------------      ------------     -----------
           TOTAL EXPENSES ..............................................            9,776               479             145
                                                                             ------------      ------------     -----------
NET INVESTMENT INCOME ..................................................          165,857             6,840           1,656
                                                                             ------------      ------------     -----------
REALIZED GAIN ON INVESTMENTS:
     Net realized gain on investments ..................................                6                34               -
                                                                             ------------      ------------     -----------
           NET GAIN ON INVESTMENTS .....................................                6                34               -
                                                                             ------------      ------------     -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...................     $    165,863      $      6,874     $     1,656
                                                                             ============      ============     ===========

                              See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES TRUST PORTFOLIOS
STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                                               U.S. GOVERNMENT                   MUNICIPAL
                                                   MONEY MARKET                  MONEY MARKET                   MONEY MARKET
                                           =============================   ===========================    =======================
                                                    YEAR ENDED                    YEAR ENDED                     YEAR ENDED
                                                   DECEMBER 31,                  DECEMBER 31,                   DECEMBER 31,
                                           =============================   ===========================    =======================
                                                2002            2001           2002           2001            2002        2001
                                           -------------   -------------   ------------   ------------    ----------   ----------
                                                                                 (IN THOUSANDS)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
    Net investment income ...............  $     165,857   $     393,466   $      6,840   $     10,024    $    1,656   $    3,299
    Net realized gain on investments ....              6           1,556             34             66             -            -
                                           -------------   -------------   ------------   ------------    ----------   ----------
          TOTAL INCREASE IN NET ASSETS
             RESULTING FROM OPERATIONS ..        165,863         395,022          6,874         10,090         1,656        3,299
                                           -------------   -------------   ------------   ------------    ----------   ----------
TRANSACTIONS IN INVESTORS'
    BENEFICIAL INTERESTS:
    Contributions .......................    106,944,248      72,574,660      2,200,353      1,074,932       204,033      178,329
    Withdrawals .........................   (108,139,347)    (69,694,620)    (2,032,412)    (1,001,453)     (191,801)    (215,741)
                                           -------------   -------------   ------------   ------------    ----------   ----------
          NET INCREASE (DECREASE) IN
             NET ASSETS RESULTING FROM
             TRANSACTIONS IN INVESTORS'
             BENEFICIAL INTERESTS .......     (1,195,099)      2,880,040        167,941         73,479        12,232      (37,412)
                                           -------------   -------------   ------------   ------------    ----------   ----------
NET INCREASE (DECREASE) IN NET ASSETS ...     (1,029,236)      3,275,062        174,815         83,569        13,888      (34,113)
                                           -------------   -------------   ------------   ------------    ----------   ----------
NET ASSETS:
    Beginning of period .................      8,264,907       4,989,845        295,822        212,253        98,222      132,335
                                           -------------   -------------   ------------   ------------    ----------   ----------
    END OF PERIOD .......................  $   7,235,671   $   8,264,907   $    470,637   $    295,822    $  112,110   $   98,222
                                           =============   =============   ============   ============    ==========   ==========

                              See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES TRUST PORTFOLIOS
FINANCIAL HIGHLIGHTS
================================================================================

                                                                 MONEY MARKET
                                     =====================================================================
                                                                         TWO MONTHS         YEAR ENDED
                                         YEAR ENDED DECEMBER 31,           ENDED            OCTOBER 31,
                                     ==============================      DECEMBER 31,    =================
                                      2002        2001        2000          1999          1999       1998
                                     ------      ------      ------     ------------     ------     ------
Total Return ....................     1.81%       4.30%        N/A           N/A          N/A         N/A
Ratios to average net assets:
      Expenses ..................     0.11%       0.11%       0.11%         0.11%        0.11%       0.16%
      Net investment income .....     1.81%       3.95%       6.40%         5.77%        5.11%       5.56%

--------------------------------------------------------------------------------

================================================================================

                     U.S. GOVERNMENT MONEY MARKET
====================================================================
                                   TWO MONTHS         YEAR ENDED
    YEAR ENDED DECEMBER 31,          ENDED            OCTOBER 31,
==============================    DECEMBER 31,    ==================
 2002        2001        2000         1999         1999        1998
------      ------      ------    ------------    ------      ------
1.74%       4.24%        N/A            N/A          N/A         N/A

0.12%       0.11%       0.13%          0.12%        0.12%       0.17%
1.71%       3.99%       6.27%          5.67%        4.89%       5.45%

                    MUNICIPAL MONEY MARKET
=====================================================================
                                   TWO MONTHS          YEAR ENDED
    YEAR ENDED DECEMBER 31,           ENDED            OCTOBER 31,
==============================     DECEMBER 31,    ==================
 2002        2001        2000         1999          1999        1998
------      ------      ------     ------------    ------      ------
1.39%       2.71%        N/A            N/A          N/A         N/A

0.12%       0.13%       0.13%          0.14%        0.15%       0.19%
1.39%       2.71%       4.05%          3.69%        3.13%       3.55%

--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2002
================================================================================

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     AMR Investment Services Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a no load, open-end management investment company which was organized as a trust under the laws of the State of New York pursuant to a Declaration of Trust dated as of June 27, 1995 and amended on August 11, 1995. Beneficial interests in the Trust are divided into separate series, each having distinct investment objectives and policies. These financial statements relate to the AMR Investment Services Money Market Portfolio, AMR Investment Services U.S. Government Money Market Portfolio and AMR Investment Services Municipal Money Market Portfolio (each a "Portfolio" and collectively the "Portfolios"). The assets of each Portfolio belong only to that Portfolio, and the liabilities of each Portfolio are borne solely by that Portfolio and no other.

     AMR Investment Services, Inc. (the "Manager") is a wholly-owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. ("American"), and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services.

     The following is a summary of the significant accounting policies followed by the Portfolios.

  Security Valuation

     Securities of the Portfolios are valued using the amortized cost method. In the event that a deviation of 1/2 of 1% or more exists between the $1.00 per share price of the Portfolios, calculated at amortized cost, and the price per share calculated by reference to market quotations, or if there is any other deviation which the Board believes would result in a material dilution to shareholders or purchasers, the Board will promptly consider the appropriate action which should be initiated.

  Security Transactions and Investment Income

     Security transactions are recorded on the trade date of the security purchase or sale. Interest income is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for amortization of premiums or accretion of discounts on investment grade short-term securities and zero coupon instruments. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

  Federal Income and Excise Taxes

     The Portfolios will be treated as partnerships for federal income tax purposes. As such, each investor in a Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that each Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of sub-chapter M of the Internal Revenue Code.

  Repurchase Agreements

     Under the terms of a repurchase agreement, securities are acquired by a Portfolio from a securities dealer or a bank which are subject to resale at a later date. Repurchase agreements are fully collateralized by U.S. Treasury or Government agency securities. All collateral is held at the Portfolio's custodian bank, State Street Bank and Trust Company, or at subcustodian banks. The collateral is monitored daily by each Portfolio so that the collateral's market value exceeds the carrying value of the repurchase agreement.

--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED
December 31, 2002
================================================================================

  Use of Estimates

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

2.  TRANSACTIONS WITH AFFILIATES
  Management Agreement

    The Trust and the Manager are parties to a Management Agreement which obligates the Manager to provide or oversee the provision of all administrative, investment advisory and portfolio management services. The Manager serves as the sole investment adviser to each of the Portfolios. As compensation for performing the duties required under the Management Agreement, the Manager receives from the Portfolios .10% of the average daily net assets of each of the Portfolios.

  Other

    Certain officers or trustees of the Trust are also current or former officers or employees of the Manager or American. The Trust makes no direct payments to its officers. Unaffiliated trustees and their spouses are provided free unlimited air transportation on American. However, the Trust compensates each trustee with payments in an amount equal to the trustee's income tax on the value of this free airline travel. Retired trustees and their spouses receive American Airlines flight benefits, plus reimbursement of any tax liability relating to such benefits, up to a maximum annual value of $40,000. One trustee, as a retiree of American, already receives flight benefits. This trustee receives an annual retainer of $40,000 plus $1,250 for each Board meeting attended. For the year ended December 31, 2002, the cost of air transportation was not material to any of the Funds.

3.  SUBSEQUENT EVENT

    During the period January 1, 2003 through February 14, 2003, the U.S. Government Money Market Portfolio and the Municipal Money Market Portfolio experienced net redemptions of approximately $140.2 million and $64.7 million, respectively.

--------------------------------------------------------------------------------

TRUSTEES AND OFFICERS OF THE TRUST
AND THE AMR INVESTMENT SERVICES TRUST
(Unaudited)
================================================================================

     The Trustees and officers of the Trust and the AMR Trust are listed below, together with their principal occupations during the past five years. Unless otherwise indicated, the address of each person listed below is 4151 Amon Carter Boulevard, MD 2450, Fort Worth, Texas 76155. Each Trustee oversees twenty-four funds in the fund complex that includes the AMR Trust, the American AAdvantage Funds, the American AAdvantage Mileage Funds, and the American AAdvantage
Select Funds. The Trust's Statement of Additional Information contains additional information about the Trustees and is available without charge by calling 1-800-388-3344.

                              POSITION, TERM OF
                              OFFICE AND LENGTH
                               OF TIME SERVED                     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
NAME, AGE AND ADDRESS          WITH EACH TRUST                              AND CURRENT DIRECTORSHIPS
---------------------         -----------------                   --------------------------------------------
INTERESTED TRUSTEES
                                    TERM
                                    ----

                               Lifetime of Trust
                                until removal,
                                resignation or
                                 retirement*

William F. Quinn** (55)          Trustee and        President, AMR Investment Services, Inc. (1986-Present); Chairman,
                                  President         American Airlines Federal Credit Union (1989-Present); Director, Crescent
                                  since 1995        Real Estate Equities, Inc. (1994-Present); Director, MW Pritchard, Hubble
                                                    & Herr, LLC (2001-Present); Member, Southern Methodist University
                                                    Endowment Fund Investment Committee (1996-Present); Member,
                                                    Southern Methodist University Cox School of Business Advisory Board
                                                    (1999-Present); Member, New York Stock Exchange Pension Manager
                                                    Committee (1997-1998, 2000-Present); Trustee, American AAdvantage
                                                    Select Funds (1999-Present).

Alan D. Feld** (66)            Trustee since 1996   Partner, Akin, Gump, Strauss, Hauer & Feld, LLP (law firm) (1960-Present);
                                                    Director, Clear Channel Communications (1984-Present); Trustee, CenterPoint
                                                    Properties (1994-Present); Trustee, American AAdvantage Select Funds
                                                    (1999-Present).

NON-INTERESTED TRUSTEES
                                    TERM
                                    ----

                               Lifetime of Trust
                                until removal,
                                resignation or
                                 retirement*

Stephen D. O'Sullivan (67)     Trustee since 1995   Consultant (1994-Present); Trustee, American AAdvantage Select Funds
                                                    (1999-Present).

R. Gerald Turner (57)          Trustee since 2001   President, Southern Methodist University (1995-Present); Director,
225 Perkins Admin. Bldg.                            ChemFirst (1986-Present); Director, J.C. Penney Company, Inc. (1996-Present);
Southern Methodist Univ.                            Director, California Federal Preferred Capital Corp. (2001-Present);
Dallas, Texas 75275                                 Member, United Way of Dallas Board of Directors; Member, Salvation
                                                    Army of Dallas Board of Directors; Member, Methodist Hospital Advisory
                                                    Board; Member, Knight Commission on Intercollegiate Athletics; Member,
                                                    National Association of Independent Colleges and Universities Board of
                                                    Directors; Trustee, American AAdvantage Select Funds (2001-Present).

--------------------------------------------------------------------------------

TRUSTEES AND OFFICERS OF THE TRUST
AND THE AMR INVESTMENT SERVICES TRUST - CONTINUED
(Unaudited)
================================================================================

                              POSITION, TERM OF
                              OFFICE AND LENGTH
                               OF TIME SERVED                     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
NAME, AGE AND ADDRESS          WITH EACH TRUST                             AND CURRENT DIRECTORSHIPS
---------------------         -----------------                   --------------------------------------------
NON-INTERESTED TRUSTEES
   (CONT.)
Kneeland Youngblood (47)      Trustee since 1996    Managing Partner, Pharos Capital Group, LLC (a private equity firm)
100 Crescent Court                                  (1998-Present); Trustee, The Hockaday School (1997-Present); Director,
Suite 1740 Dallas,                                  Starwood Hotels and Resorts (2001-Present); Member, Council on Foreign
Texas 75201                                         Relations (1995-Present); Director, Just For the Kids  (1995-Present);
                                                    Director, L&B Realty Advisors (1998-2000); Trustee, Teachers Retirement
                                                    System of Texas (1993-1999); Director, United States Enrichment
                                                    Corporation (1993-1998); Director, Starwood Financial Trust (1998-2001);
                                                    Trustee, American AAdvantage Select Funds (1999-Present).

OFFICERS
                                   TERM
                                   ----

                                  One Year

Nancy A. Eckl (40)              VP since 1995       Vice President, Trust Investments, AMR Investment Services, Inc.
                                                    (1990-Present).

Michael W. Fields (49)          VP since 1995       Vice President, Fixed Income Investments, AMR Investment Services, Inc.
                                                    (1988-Present).

Barry Y. Greenberg (39)        VP and Assistant     Vice President, Legal and Compliance, AMR Investment Services, Inc.
                               Secretary since      (1995-Present).
                                    1995

Rebecca L. Harris (36)         Treasurer since      Vice President, Finance, AMR Investment Services, Inc. (1995-Present).
                                    1995

John B. Roberson (44)           VP since 1995       Vice President, Director of Sales, AMR Investment Services, Inc.
                                                    (1991-Present).

Robert J. Zutz (50)            Secretary since      Partner, Kirkpatrick & Lockhart LLP (law firm).
1800 Massachusetts Ave. NW          1998
2nd Floor
Washington, D.C. 20036

--------------------
 * The Board has adopted a retirement plan that requires Trustees to retire no later than the last day of the calendar year in which they reach the age of 70, with the exception of Mr. Quinn.

** Mr. Quinn is deemed to be an "interested person" of the Trust and AMR Trust, as defined by the 1940 Act, becuase of his position as President of the Manager. Mr. Feld is deemed to be an "interested person" of the AMR Trust only, as defined by the 1940 Act, because Mr. Feld's law firm of Akin, Gump, Strauss, Hauer & Feld LLP has provided legal services within the past two years to one or more of the AMR Trust's investment advisers.

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE MILEAGE FUNDS
PRIVACY POLICY
(Unaudited)
================================================================================

The American AAdvantage Mileage Funds recognizes and respects the privacy of our shareholders. We are providing this notice to you so you will understand how shareholder information may be collected and used.

We may collect nonpublic personal information about you from one or more of the following sources:

o   information we receive from you on applications or other forms;

o   information about your transactions with us or our service providers; and

o   information we receive from third parties.

We do not disclose any nonpublic personal information about our shareholders or former shareholders to anyone, except as permitted by law.

We restrict access to your nonpublic personal information to those employees or service providers who need to know that information to provide products or services to you. To ensure the confidentiality of your nonpublic information, we maintain safeguards that comply with federal standards.

                             See accompanying notes
--------------------------------------------------------------------------------

                              AMERICAN AADVANTAGE
                                MILEAGE FUNDS(R)

================================================================================

To reduce expenses, your financial institution may mail only one copy of the Prospectus, Annual Report, and Semi-Annual Report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your financial institution. They will begin sending you individual copies thirty days after receiving your request.

TO OBTAIN MORE INFORMATION ABOUT THE FUNDS:

       [PHOTO OF KEYBOARD]                           [PHOTO OF MOUSE]

            BY E-MAIL:                               ON THE INTERNET:
  American AAdvantage.Funds@aa.com         Visit our website at www.aafunds.com

--------------------------------------------------------------------------------

             [PHOTO OF TELEPHONE]                          [PHOTO OF LETTER BOX]

                 BY TELEPHONE:                                    BY MAIL:

  Mileage Class(R)       Platinum Class(sm)      Mileage Class(R)            Platinum Class(sm)
  -------------          --------------          -------------               --------------
Call (800) 388-3344     Call (800) 967-9009  American AAdvantage Funds   American AAdvantage Funds
                                                P.O. Box 219643          P.O. Box 619003, MD 2450
                                             Kansas City, MO 64121-9643  DFW Airport, TX 75261-9003

FUND SERVICE PROVIDERS:

CUSTODIAN                        TRANSFER AGENT                          INDEPENDENT AUDITORS      DISTRIBUTOR
STATE STREET BANK AND TRUST      NATIONAL FINANCIAL DATA SERVICES        ERNST & YOUNG LLP         SWS FINANCIAL SERVICES
Boston, Massachusetts            Kansas City, Missouri                   Dallas, Texas             Dallas, Texas

This report is prepared for shareholders of the American AAdvantage Mileage Funds and may be distributed to others only if preceded or accompanied by a current prospectus.

================================================================================

American Airlines is not responsible for investments made in the American AAdvantage Mileage Funds. American AAdvantage Mileage Funds is a registered service mark of AMR Corporation. Mileage Class is a registered service mark of AMR Investment Services, Inc. Platinum Class, American AAdvantage Money Market Mileage Fund, American AAdvantage U.S. Government Money Market Mileage Fund, and American AAdvantage Municipal Money Market Mileage Fund are service marks of AMR Investment Services, Inc.

--------------------------------------------------------------------------------







									526240